Vanguard Variable Insurance Fund Growth Portfolio

Supplement to the Prospectus Dated April 30, 2010

Important Changes to Vanguard Variable Insurance Fund Growth Portfolio

Restructuring of Investment Advisory Team

The board of trustees of Vanguard Variable Insurance Fund Growth Portfolio has restructured the Portfolio’s investment advisory team, removing AllianceBernstein L.P. (AllianceBernstein) as an investment advisor and reallocating the assets managed by AllianceBernstein equally between two new advisors to the Portfolio, Wellington Management Company, LLP (Wellington Management), and Delaware Management Company (d.b.a. Delaware Investments). William Blair & Company, L.L.C. (William Blair & Company), remains as an advisor to the Portfolio.

In addition, effective immediately, James Golan and Tracy McCormick have each assumed the role of Portfolio Manager for the William Blair & Company portion of the Growth Portfolio. Mr. Golan and Ms. McCormick will initially co-manage the William Blair & Company portion of the Portfolio along with John F. Jostrand. It is expected that, as of December 31, 2010, Mr. Jostrand will no longer manage assets for the William Blair & Company portion of the Growth Portfolio.

William Blair & Company, Delaware Investments, and Wellington Management each independently select and maintain a portfolio of common stocks for the Portfolio. In addition, as with other Vanguard funds that utilize a multimanager structure, The Vanguard Group, Inc. (Vanguard), will continue to invest a small percentage of the Portfolio’s assets in stock index futures and/or shares of exchange-traded funds to facilitate cash flows to and from the Portfolio’s advisors. The Portfolio’s board of trustees has designated the proportion of Portfolio assets to be managed by each advisor and may change these proportions at any time.

Investment Objective and Fees and Expenses

The Portfolio’s investment objective will not change. The restructuring of the Portfolio’s investment advisory team is expected to result in an increase in the Portfolio’s estimated expense ratio for the current fiscal year, to 0.43% from 0.40% of the Portfolio’s average net assets. Despite the increase, the estimated expense ratio remains at a substantial discount to the average expense ratio for large-cap growth funds, which was 1.37% in 2009 (derived from data provided by Lipper Inc.).

Prospectus Text Changes
The prospectus is revised as follows:

In the Portfolio Summary section for the Growth Portfolio, “Fees and Expenses” is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses1

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.37%
12b-1 Distribution Fee	None
Other Expenses	0.06%
Total Annual Operating Expenses	0.43%

1 The expenses shown are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% a year and that operating expenses remain as stated. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1	Year	3 Years	5 Years	10 Years
$44		$138	$241	$542

In the Portfolio Summary section for the Growth Portfolio, “Investment Advisors” is restated as follows:

Investment Advisors

Delaware Management Company (d.b.a. Delaware Investments)

Wellington Management Company, LLP

William Blair & Company, L.L.C.

Portfolio Managers

Christopher J. Bonavico, CFA, Vice President, Senior Portfolio Manager, and Equity Analyst at Delaware Investments. He has co-managed a portion of the Portfolio since October 2010.

Christopher M. Ericksen, CFA, Vice President, Portfolio Manager, and Equity Analyst at Delaware Investments. He has co-managed a portion of the Portfolio since October 2010.

Daniel J. Prislin, CFA, Vice President, Senior Portfolio Manager, and Equity Analyst at Delaware Investments. He has co-managed a portion of the Portfolio since October 2010.

Jeffrey S. Van Harte, CFA, Senior Vice President, Chief Investment Officer—Focus Growth Equity at Delaware Investments. He has co-managed a portion of the Portfolio since October 2010.

Andrew J. Shilling, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management. He has managed a portion of the Portfolio since October 2010.

James Golan, CFA, Principal and Portfolio Manager of William Blair & Company. He has co-managed a portion of the Portfolio since 2010.

John F. Jostrand, CFA, Principal and Portfolio Manager of William Blair & Company. He has managed a portion of the Portfolio since 2004 (co-managed since 2010).

Tracy McCormick, CFA, Principal and Portfolio Manager of William Blair & Company. She has co-managed a portion of the Portfolio since 2010.

In the More on the Portfolios section, under Growth Portfolio on page 45, the description of the advisors is replaced with the following:

The Growth Portfolio invests mainly in common stocks of companies that, in the advisors’ opinions, offer favorable prospects for capital appreciation. These stocks tend to produce little current income. The Portfolio generally focuses on companies that are considered large-cap by the Portfolio’s investment advisors. The Growth Portfolio uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of common stocks for the Portfolio.

Each advisor employs active investment management methods, which means that securities are bought and sold according to the advisor’s evaluations of companies and their financial prospects, the prices of the securities, and the stock market and the economy in general. Each advisor will sell a security when it is no longer as attractive as an alternative investment.

Delaware Investments invests primarily in common stocks of large-capitalization, growth-oriented companies that it believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. The advisor uses a bottom-up approach, seeking companies that have large-end market potential, dominant business models, and strong free cash flow generation that is attractively priced compared to the intrinsic value of the securities. Delaware Investments tends to hold a relatively focused portfolio with a limited number of stocks.

Wellington Management Company, LLP (Wellington Management), employs a traditional, bottom-up fundamental research approach to identify securities that possess sustainable growth at attractive valuations. Wellington Management identifies companies that have demonstrated above-average growth in the past, then conducts a thorough review of each company’s business model. The goal of this review is to identify companies that can sustain above-average growth due to their superior business models as represented by high returns on capital, strong management, and quality balance sheets. A disciplined valuation analysis follows to determine which securities are attractively priced.

William Blair & Company, L.L.C. (William Blair & Company), in managing its portion of the Portfolio’s assets, uses an investment process that relies on thorough, in-depth fundamental analysis. William Blair & Company invests in companies that it believes are high-quality and have sustainable, above-average growth. In selecting stocks, the advisor considers some or all of the following company criteria: leadership position within the markets served, quality of the products or services provided, marketing capability, return on equity, accounting policies/financial transparency, and quality/depth of the management team.

The Vanguard Group, Inc. (Vanguard), manages a small portion of the Portfolio’s assets to facilitate cash flows to and from the Portfolio’s advisors. Vanguard typically invests its portion of the Portfolio’s assets in stock index futures and/or shares of exchange-traded funds. For more details, see “Other Investment Policies and Risks.”

In the Investment Advisors section, under “Wellington Management Company, LLP” on page 54, the first sentence in the description of the firm is amended as follows:

Wellington Management Company, LLP (Wellington Management), 75 State Street, Boston, MA 02109, provides advisory services for the High Yield Bond,

Balanced, Equity Income, and Growth Portfolios.

Also under “Wellington Management Company, LLP” in the Investment Advisors section, the following is added to the list of managers primarily responsible for the day-to-day management of the Portfolios on page 55:

Andrew J. Shilling, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management. He has worked in investment management for Wellington Management since 1994; has managed investment portfolios since 2000; and has managed a portion of the Growth Portfolio since October 2010. Education: B.A., Amherst College; M.B.A., Tuck School of Business, Dartmouth College.

In the Investment Advisors section, the subsection “AllianceBernstein L.P. and William Blair & Company, L.L.C.” on page 56 is replaced with the following:

William Blair & Company, L.L.C.

William Blair & Company, L.L.C. (William Blair & Company), 222 West Adams Street, Chicago, IL 60606, provides investment advisory services for the Growth Portfolio. William Blair & Company is an independently owned, full-service investment management firm founded in 1935. It manages assets for mutual funds, public and private employee benefits plans, foundations, endowments, institutions, and separate accounts. William Blair managed approximately $36 billion in assets as of December 31, 2009.

The managers primarily responsible for the day-to-day management of the

Growth Portfolio are:

James Golan, CFA, Principal and Portfolio Manager of William Blair & Company. He has worked in investment management since 1988; has been with William Blair & Company since 2000; has managed investment portfolios since 2005; and has co-managed a portion of the Portfolio since 2010. Education: B.A., DePauw University; M.B.A., J.L. Kellogg Graduate School of Management, Northwestern University.

John F. Jostrand, CFA, Principal and Portfolio Manager of William Blair & Company. He has worked in investment management since 1979; has been with William Blair & Company since 1993; and has managed a portion of the Portfolio since 2004 (co-managed since 2010). Education: B.A., University of Missouri; M.B.A., University of Michigan.

Tracy McCormick, CFA, Principal and Portfolio Manager of William Blair & Company. She has worked in investment management since 1979; has managed investment portfolios since 1992; has been with William Blair & Company since 2003; and has co-managed a portion of the Portfolio since 2010. Education: B.A. and M.B.A., Michigan State University.

In the Investment Advisors section, the following subsections are added:

Delaware Management Company

Delaware Investments, 2005 Market Street, Philadelphia, PA 19103, provides investment advisory services for the Growth Portfolio. Delaware Investments is an investment management firm and a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group, Ltd. (“Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, and investment services. As of June 30, 2010, Delaware Investments managed approximately $135 billion in assets.

The managers primarily responsible for the day-to-day management of the

Growth Portfolio are:

Christopher J. Bonavico, CFA, Vice President, Senior Portfolio Manager, and Equity Analyst at Delaware Investments. He has worked in investment management since 1988; has managed investment portfolios since joining Delaware Investments in 2005; and has co-managed a portion of the Portfolio since October 2010. Education: B.S., University of Delaware.

Christopher M. Ericksen, CFA, Vice President, Portfolio Manager, and Equity Analyst at Delaware Investments. He has worked in investment management since 1994; has managed investment portfolios since 2004; has been with Delaware Investments since 2005; and has co-managed a portion of the Portfolio since October 2010. Education: B.S., Carnegie Mellon University.

Daniel J. Prislin, CFA, Vice President, Senior Portfolio Manager, and Equity Analyst at Delaware Investments. He has worked in investment management since 1994; has managed investment portfolios since 1996; has been with Delaware Investments since 2005; and has co-managed a portion of the Portfolio since October 2010. Education: B.S. and M.B.A., University of California at Berkeley.

Jeffrey S. Van Harte, CFA, Senior Vice President, Chief Investment Officer—Focus Growth Equity at Delaware Investments. He has worked in investment management since 1980; has managed investment portfolios since 1984; has been with Delaware Investments since 2005; and has co-managed a portion of the Portfolio since October 2010. Education: B.A., California State University at Fullerton.

Delaware Investments, Wellington Management Company, LLP, and William Blair & Company, L.L.C.

Delaware Investments, Wellington Management, and William Blair & Company each provide investment advisory services for the Growth Portfolio. The Portfolio uses a multimanager approach. Each advisor independently manages its assigned portion of the Portfolio’s assets, subject to the supervision and oversight of Vanguard and the Portfolio’s board of trustees. The board of trustees designates the proportion of Portfolio assets to be managed by each advisor and may change these proportions at any time.

The Portfolio pays each of its investment advisors a base fee plus or minus a performance adjustment. Each base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Portfolio relative to that of the Russell 1000 Growth Index over a trailing 36-month period (a 60-month period in the case of William Blair & Company). When the performance adjustment is positive, the Portfolio’s expenses increase; when it is negative, expenses decrease.

For the fiscal year ended December 31, 2009, the aggregate advisory fees paid by the Portfolio represented an effective annual rate of 0.12% of the Portfolio’s average net assets, before a performance-based decrease of 0.02%.

CFA® is a trademark owned by CFA Institute.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 64C 102010

Vanguard Variable Insurance Fund Growth Portfolio

Supplement to the Prospectus Dated April 30, 2010

Important Changes to Vanguard Variable Insurance Fund Growth Portfolio

Restructuring of Investment Advisory Team

The board of trustees of Vanguard Variable Insurance Fund Growth Portfolio has restructured the Portfolio’s investment advisory team, removing AllianceBernstein L.P. (AllianceBernstein) as an investment advisor and reallocating the assets managed by AllianceBernstein equally between two new advisors to the Portfolio, Wellington Management Company, LLP (Wellington Management), and Delaware Management Company (d.b.a. Delaware Investments). William Blair & Company, L.L.C. (William Blair & Company), remains as an advisor to the Portfolio.

In addition, effective immediately, James Golan and Tracy McCormick have each assumed the role of Portfolio Manager for the William Blair & Company portion of the Growth Portfolio. Mr. Golan and Ms. McCormick will initially co-manage the William Blair & Company portion of the Portfolio along with John F. Jostrand. It is expected that, as of December 31, 2010, Mr. Jostrand will no longer manage assets for the William Blair & Company portion of the Growth Portfolio.

William Blair & Company, Delaware Investments, and Wellington Management each independently select and maintain a portfolio of common stocks for the Portfolio. In addition, as with other Vanguard funds that utilize a multimanager structure, The Vanguard Group, Inc. (Vanguard), will continue to invest a small percentage of the Portfolio’s assets in stock index futures and/or shares of exchange-traded funds to facilitate cash flows to and from the Portfolio’s advisors. The Portfolio’s board of trustees has designated the proportion of Portfolio assets to be managed by each advisor and may change these proportions at any time.

Investment Objective and Fees and Expenses

The Portfolio’s investment objective will not change. The restructuring of the Portfolio’s investment advisory team is expected to result in an increase in the Portfolio’s estimated expense ratio for the current fiscal year, to 0.43% from

0.40% of the Portfolio’s average net assets. Despite the increase, the estimated expense ratio remains at a substantial discount to the average expense ratio for large-cap growth funds, which was 1.37% in 2009 (derived from data provided by Lipper Inc.).

Prospectus Text Changes

The Prospectus is revised as follows:

In the Portfolio Summary section, “Fees and Expenses” is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses1

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.37%
12b-1 Distribution Fee	None
Other Expenses	0.06%
Total Annual Operating Expenses	0.43%

1 The expenses shown are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% a year and that operating expenses remain as stated. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1	Year	3 Years	5 Years	10 Years
$44		$138	$241	$542

Also in the Portfolio Summary section, “Investment Advisors” is restated as follows:

Investment Advisors

Delaware Management Company (d.b.a. Delaware Investments)

Wellington Management Company, LLP

William Blair & Company, L.L.C.

Portfolio Managers

Christopher J. Bonavico, CFA, Vice President, Senior Portfolio Manager, and Equity Analyst at Delaware Investments. He has co-managed a portion of the Portfolio since October 2010.

Christopher M. Ericksen, CFA, Vice President, Portfolio Manager, and Equity Analyst at Delaware Investments. He has co-managed a portion of the Portfolio since October 2010.

Daniel J. Prislin, CFA, Vice President, Senior Portfolio Manager, and Equity Analyst at Delaware Investments. He has co-managed a portion of the Portfolio since October 2010.

Jeffrey S. Van Harte, CFA, Senior Vice President, Chief Investment Officer—Focus Growth Equity at Delaware Investments. He has co-managed a portion of the Portfolio since October 2010.

Andrew J. Shilling, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management. He has managed a portion of the Portfolio since October 2010.

James Golan, CFA, Principal and Portfolio Manager of William Blair & Company. He has co-managed a portion of the Portfolio since 2010.

John F. Jostrand, CFA, Principal and Portfolio Manager of William Blair & Company. He has managed a portion of the Portfolio since 2004 (co-managed since 2010).

Tracy McCormick, CFA, Principal and Portfolio Manager of William Blair & Company. She has co-managed a portion of the Portfolio since 2010.

In the More on the Portfolio section, under “Security Selection,” the description of the advisors is replaced with the following:

The Portfolio invests mainly in common stocks of companies that, in the advisors’ opinions, offer favorable prospects for capital appreciation. These stocks tend to produce little current income. The Portfolio generally focuses on companies that are considered large-cap by the Portfolio’s investment advisors. The Portfolio uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of common stocks for the Portfolio.

Each advisor employs active investment management methods, which means that securities are bought and sold according to the advisor’s evaluations of companies and their financial prospects, the prices of the securities, and the stock market and the economy in general. Each advisor will sell a security when it is no longer as attractive as an alternative investment.

Delaware Investments invests primarily in common stocks of large-capitalization, growth-oriented companies that it believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. The advisor uses a bottom-up approach, seeking companies that have large-end market potential, dominant business models, and strong free cash flow generation that is attractively priced compared to the intrinsic value of the securities. Delaware Investments tends to hold a relatively focused portfolio with a limited number of stocks.

Wellington Management Company, LLP (Wellington Management), employs a traditional, bottom-up fundamental research approach to identify securities that possess sustainable growth at attractive valuations. Wellington Management identifies companies that have demonstrated above-average growth in the past, then conducts a thorough review of each company’s business model. The goal of this review is to identify companies that can sustain above-average growth due to their superior business models as represented by high returns on capital, strong management, and quality balance sheets. A disciplined valuation analysis follows to determine which securities are attractively priced.

William Blair & Company, L.L.C. (William Blair & Company), in managing its portion of the Portfolio’s assets, uses an investment process that relies on thorough, in-depth fundamental analysis. William Blair & Company invests in companies that it believes are high-quality and have sustainable, above-average growth. In selecting stocks, the advisor considers some or all of the following company criteria: leadership position within the markets served, quality of the products or services provided, marketing capability, return on equity, accounting policies/financial transparency, and quality/depth of the management team.

The Vanguard Group, Inc. (Vanguard), manages a small portion of the Portfolio’s assets to facilitate cash flows to and from the Portfolio’s advisors. Vanguard typically invests its portion of the Portfolio’s assets in stock index futures and/or shares of exchange-traded funds. For more details, see “Other Investment Policies and Risks.”

In the Investment Advisors section, reference to AllianceBernstein is removed and the following is added or amended:

• Delaware Investments, 2005 Market Street, Philadelphia, PA 19103, is an investment management firm and a series of Delaware Management Business

Trust which is a subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group, Ltd. (“Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, and investment services. As of June 30, 2010, Delaware Investments managed approximately $135 billion in assets.

  Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, is
  Massachusetts limited liability partnership and an investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of June 30, 2010, Wellington Management had investment management authority with respect to approximately $544 billion in assets.

The Portfolio pays each of its investment advisors a base fee plus or minus a performance adjustment. Each base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Portfolio relative to that of the Russell 1000 Growth Index over a trailing 36-month period (a 60-month period in the case of William Blair & Company). When the performance adjustment is positive, the Portfolio’s expenses increase; when it is negative, expenses decrease.

Also in the Investment Advisors section, reference to the Portfolio Managers for AllianceBernstein is removed and the following is added to the list of managers primarily responsible for the day-to-day management of the Portfolio:

Christopher J. Bonavico, CFA, Vice President, Senior Portfolio Manager, and Equity Analyst at Delaware Investments. He has worked in investment management since 1988; has managed investment portfolios since joining Delaware Investments in 2005; and has co-managed a portion of the Portfolio since October 2010. Education: B.S., University of Delaware.

Christopher M. Ericksen, CFA, Vice President, Portfolio Manager, and Equity Analyst at Delaware Investments. He has worked in investment management since 1994; has managed investment portfolios since 2004; has been with Delaware Investments since 2005; and has co-managed a portion of the Portfolio since October 2010. Education: B.S., Carnegie Mellon University.

Daniel J. Prislin, CFA, Vice President, Senior Portfolio Manager, and Equity Analyst at Delaware Investments. He has worked in investment management since 1994; has managed investment portfolios since 1996; has been with Delaware Investments since 2005; and has co-managed a portion of the

Portfolio since October 2010. Education: B.S. and M.B.A., University of California at Berkeley.

Jeffrey S. Van Harte, CFA, Senior Vice President, Chief Investment Officer—Focus Growth Equity at Delaware Investments. He has worked in investment management since 1980; has managed investment portfolios since 1984; has been with Delaware Investments since 2005; and has co-managed a portion of the Portfolio since October 2010. Education: B.A., California State University at Fullerton.

Andrew J. Shilling, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management. He has worked in investment management for Wellington Management since 1994; has managed investment portfolios since 2000; and has managed a portion of the Portfolio since October 2010. Education: B.A., Amherst College; M.B.A., Tuck School of Business, Dartmouth College.

James Golan, CFA, Principal and Portfolio Manager of William Blair & Company. He has worked in investment management since 1988; has been with William Blair & Company since 2000; has managed investment portfolios since 2005; and has co-managed a portion of the Portfolio since 2010. Education: B.A., DePauw University; M.B.A., J.L. Kellogg Graduate School of Management, Northwestern University.

John F. Jostrand, CFA, Principal and Portfolio Manager of William Blair & Company. He has worked in investment management since 1979; has been with William Blair & Company since 1993; and has managed a portion of the Portfolio since 2004 (co-managed since 2010). Education: B.A., University of Missouri; M.B.A., University of Michigan.

Tracy McCormick, CFA, Principal and Portfolio Manager of William Blair & Company. She has worked in investment management since 1979; has managed investment portfolios since 1992; has been with William Blair & Company since 2003; and has co-managed a portion of the Portfolio since 2010. Education: B.A. and M.B.A., Michigan State University.

CFA® is a trademark owned by CFA Institute.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 109 102010

Vanguard Variable Insurance Fund Growth Portfolio

Supplement to the Prospectus Dated April 30, 2010

Important Changes to Vanguard Variable Insurance Fund Growth Portfolio

Restructuring of Investment Advisory Team

The board of trustees of Vanguard Variable Insurance Fund Growth Portfolio has restructured the Portfolio’s investment advisory team, removing AllianceBernstein L.P. (AllianceBernstein) as an investment advisor and reallocating the assets managed by AllianceBernstein equally between two new advisors to the Portfolio, Wellington Management Company, LLP (Wellington Management), and Delaware Management Company (d.b.a. Delaware Investments). William Blair & Company, L.L.C. (William Blair & Company), remains as an advisor to the Portfolio.

In addition, effective immediately, James Golan and Tracy McCormick have each assumed the role of Portfolio Manager for the William Blair & Company portion of the Growth Portfolio. Mr. Golan and Ms. McCormick will initially co-manage the William Blair & Company portion of the Portfolio along with John F. Jostrand. It is expected that, as of December 31, 2010, Mr. Jostrand will no longer manage assets for the William Blair & Company portion of the Growth Portfolio.

William Blair & Company, Delaware Investments, and Wellington Management each independently select and maintain a portfolio of common stocks for the Portfolio. In addition, as with other Vanguard funds that utilize a multimanager structure, The Vanguard Group, Inc. (Vanguard), will continue to invest a small percentage of the Portfolio’s assets in stock index futures and/or shares of exchange-traded funds to facilitate cash flows to and from the Portfolio’s advisors. The Portfolio’s board of trustees has designated the proportion of Portfolio assets to be managed by each advisor and may change these proportions at any time.

Investment Objective and Fees and Expenses

The Portfolio’s investment objective will not change. The restructuring of the Portfolio’s investment advisory team is expected to result in an increase in the Portfolio’s estimated expense ratio for the current fiscal year, to 0.43% from

0.40% of the Portfolio’s average net assets. Despite the increase, the estimated expense ratio remains at a substantial discount to the average expense ratio for large-cap growth funds, which was 1.37% in 2009 (derived from data provided by Lipper Inc.).

Summary Prospectus Text Changes

The Summary Prospectus is revised as follows:

The Fees and Expenses section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses1

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.37%
12b-1 Distribution Fee	None
Other Expenses	0.06%
Total Annual Operating Expenses	0.43%

1 The expenses shown are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% a year and that operating expenses remain as stated. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1	Year	3 Years	5 Years	10 Years
$44		$138	$241	$542

The Investment Advisors section is restated as follows:

Investment Advisors

Delaware Management Company (d.b.a. Delaware Investments)

Wellington Management Company, LLP

William Blair & Company, L.L.C.

Portfolio Managers

Christopher J. Bonavico, CFA, Vice President, Senior Portfolio Manager, and Equity Analyst at Delaware Investments. He has co-managed a portion of the Portfolio since October 2010.

Christopher M. Ericksen, CFA, Vice President, Portfolio Manager, and Equity Analyst at Delaware Investments. He has co-managed a portion of the Portfolio since October 2010.

Daniel J. Prislin, CFA, Vice President, Senior Portfolio Manager, and Equity Analyst at Delaware Investments. He has co-managed a portion of the Portfolio since October 2010.

Jeffrey S. Van Harte, CFA, Senior Vice President, Chief Investment Officer—Focus Growth Equity at Delaware Investments. He has co-managed a portion of the Portfolio since October 2010.

Andrew J. Shilling, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management. He has managed a portion of the Portfolio since October 2010.

James Golan, CFA, Principal and Portfolio Manager of William Blair & Company. He has co-managed a portion of the Portfolio since 2010.

John F. Jostrand, CFA, Principal and Portfolio Manager of William Blair & Company. He has managed a portion of the Portfolio since 2004 (co-managed since 2010).

Tracy McCormick, CFA, Principal and Portfolio Manager of William Blair & Company. She has co-managed a portion of the Portfolio since 2010.

CFA® is a trademark owned by CFA Institute.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SPS 109 102010

Vanguard Variable Insurance Funds

Growth Portfolio

Supplement to the Statement of Additional Information Dated April 30, 2010 (revised May 28, 2010)

Important Changes to Vanguard Variable Insurance Fund Growth Portfolio

Restructuring of Investment Advisory Team

The board of trustees of Vanguard Variable Insurance Fund Growth Portfolio has restructured the Portfolio’s investment advisory team, removing AllianceBernstein L.P. (AllianceBernstein) as an investment advisor and reallocating the assets managed by AllianceBernstein equally between two new advisors to the Portfolio, Wellington Management Company, LLP (Wellington Management), and Delaware Management Company (d.b.a. Delaware Investments). William Blair & Company, L.L.C. (William Blair & Company), remains as an advisor to the Portfolio.

In addition, effective immediately, James Golan and Tracy McCormick have each assumed the role of Portfolio Manager for the William Blair & Company portion of the Growth Portfolio. Mr. Golan and Ms. McCormick will initially co-manage the William Blair & Company portion of the Portfolio along with John F. Jostrand. It is expected that, as of December 31, 2010, Mr. Jostrand will no longer manage assets for the William Blair & Company portion of the Growth Portfolio.

William Blair & Company, Delaware Investments, and Wellington Management each independently select and maintain a portfolio of common stocks for the Portfolio. In addition, as with other Vanguard funds that utilize a multimanager structure, The Vanguard Group, Inc. (Vanguard), will continue to invest a small percentage of the Portfolio’s assets in stock index futures and/or shares of exchange-traded funds to facilitate cash flows to and from the Portfolio’s advisors. The Portfolio’s board of trustees has designated the proportion of Portfolio assets to be managed by each advisor and may change these proportions at any time.

Investment Objective and Fees and Expenses

The Portfolio’s investment objective will not change. The restructuring of the Portfolio’s investment advisory team is expected to result in an increase in the Portfolio’s estimated expense ratio for the current fiscal year, to 0.43% from 0.40% of the Portfolio’s average net assets. Despite the increase, the estimated expense ratio remains at a substantial discount to the average expense ratio for large-cap growth funds, which was 1.37% in 2009 (derived from data provided by Lipper Inc.).

Statement of Additional Information Text Changes

The Statement of Additional Information is revised as follows:

In the Investment Advisory Services section, the list of investment advisors on page B-46 is revised as follows:

The Trust currently uses ten investment advisors:

• Baillie Gifford Overseas Ltd. provides investment advisory services for a portion of assets in the International Portfolio.

• Barrow, Hanley, Mewhinney & Strauss, LLC, provides investment advisory services to the Diversified Value Portfolio.

• Delaware Management Company (d.b.a. Delaware Investments) provides investment advisory services for a portion of assets in the Growth Portfolio.

• Granahan Investment Management, Inc., provides investment advisory services for a portion of the assets in the International Portfolio.

• M&G Investment Management Limited provides investment advisory services for a portion of assets in the International Portfolio.

• PRIMECAP Management Company provides investment advisory services to the Capital Growth Portfolio.

• Schroder Investment Management North America Inc. provides investment advisory services for a portion of assets in the International Portfolio.

• Vanguard provides investment advisory services to the Equity Index, Mid-Cap Index, Money Market, REIT Index, Short-Term Investment-Grade, Total Bond Market Index, and Total Stock Market Index Portfolios, and for a portion of the assets in the Equity Income and Small Company Growth Portfolios.

• Wellington Management Company, LLP, provides investment advisory services to the High Yield Bond and Balanced Portfolios, and for a portion of assets in the Equity Income and Growth Portfolios.

• William Blair & Company, L.L.C., provides investment advisory services for a portion of assets in the Growth Portfolio.

The Trust previously employed one other firm as investment advisor:

• AllianceBernstein L.P. provided investment advisory services for a portion of assets in the Growth Portfolio from 2001 through September 2010.

In the Investment Advisory Services section, the first paragraph under “Independent Third-Party Advisors” on page B-46 is amended as follows:

For funds that are advised by independent third-party advisory firms unaffiliated with Vanguard, Vanguard hires investment advisory firms, not individual portfolio managers, to provide investment advisory services to such funds. Vanguard negotiates each advisory agreement, which contains advisory fee arrangements, on an arms-length basis with the advisory firm. Each advisory agreement is reviewed annually by each fund’s board of trustees, taking into account numerous factors, which include, without limitation: the nature, extent, and quality of the services provided; investment performance; and fair market value of services provided. Each advisory agreement is between the Trust and the advisory firm, not between the Trust and the portfolio manager. The structure of the advisory fees paid to each unaffiliated investment advisory firm is described in the following sections. In addition, each firm has established policies and procedures designed to address potential conflicts of interest. Each firm’s compensation structure and management of potential conflicts of interest is summarized by the advisory firm in the following sections for the period ended December 31, 2009 (August 31, 2010, for Wellington Management and Delaware Investments).

In the Investment Advisory Services section, the subsection “III. Growth Portfolio,” beginning on page B-49, is replaced with the following:

III. Growth Portfolio

The Portfolio uses a multimanager approach. The Portfolio is a party to investment advisory agreements with Delaware Investments, Wellington Management Company, LLP (Wellington Management), and William Blair & Company, L.L.C. (William Blair & Company), whereby each advisor manages the portion of the Portfolio’s assets (the advisor’s portfolio) that the Fund’s board of trustees determines to assign to the advisor. Under these agreements, the Portfolio pays each of its investment advisors a base fee plus or minus a performance adjustment. Each base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Portfolio relative to that of the Russell 1000 Growth Index over the preceding 36-month period (60-month period for William Blair & Company).

During the fiscal years ended December 31, 2007, 2008, and 2009, the Growth Portfolio incurred aggregate investment advisory fees of approximately $411,000 (before a performance-based decrease of $23,000), $342,000 (before a performance-based decrease of $55,000) and $260,000 (before a performance-based decrease of $37,000), respectively.

A. Delaware Investments

Delaware Investments is an investment management firm and a series of Delaware Management Holdings, Inc. (DMHI). DMHI is a subsidiary, and subject to the ultimate control of Macquarie Group, Ltd., a Sydney, Australia-headquartered global provider of banking, financial, advisory, and investment services.

1. Other Accounts Managed

Jeffrey S. Van Harte co-manages a portion of the Growth Portfolio; as of August 31, 2010, the Portfolio held assets of $215.8 million. As of July 31, 2010, Mr. Van Harte also managed 25 other registered investment companies with total assets of $2.8 billion (advisory fees not based on account performance) and 59 other accounts with total assets of $6.3 billion (advisory fees based on account performance for five of these accounts with total assets of $579.7 million).

Christopher J. Bonavico co-manages a portion of Growth Portfolio; as of August 31, 2010, the Portfolio held assets of $215.8 million. As of July 31, 2010, Mr. Bonavico also managed 31 other registered investment companies with total assets of $3.9 billion (advisory fees not based on account performance) and 67 other accounts with total assets of $6.5 billion (advisory fees based on account performance for five of these accounts with total assets of $579.7 million).

Christopher M. Ericksen co-manages a portion of Growth Portfolio; as of August 31, 2010, the Portfolio held assets of $215.8 million. As of July 31, 2010, Mr. Ericksen also managed 21 other registered investment companies with total assets of $2.4 billion (advisory fees not based on account performance) and 58 other accounts with total assets of $5.9 billion (advisory fees based on account performance for four of these accounts with total assets of $471.2 million).

Daniel J. Prislin co-manages a portion of Growth Portfolio; as of August 31, 2010, the Portfolio held assets of $215.8 million. As of July 31, 2010, Mr. Prislin also managed 31 other registered investment companies with total assets of $3.9 billion (advisory fees not based on account performance) and 66 other accounts with total assets of $6.5 billion (advisory fees based on account performance for five of these accounts with total assets of $579.7 million).

2. Material Conflicts of Interest

Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Portfolio, and the investment action for each other fund or account and the Portfolio may differ. For example, one account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one account and the Portfolio may adversely affect the value of securities held by another fund or account. In addition, the management of multiple other funds or accounts and the Portfolio may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Portfolio. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. Delaware Investments has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

Five of the accounts managed by the portfolio managers have a performance-based fee. This compensation structure presents a potential conflict of interest. The portfolio manager has an incentive to manage this account so as to enhance its performance, to the possible detriment of other accounts for which the investment manager does not receive a performance-based fee.

A portfolio manager’s management of personal accounts also may present certain conflicts of interest. Although Delaware Investments’ code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

3. Description of Compensation

Each portfolio manager’s compensation consists of the following:

Base Salary—Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus—Each named portfolio manager is eligible to receive an annual cash bonus, which is based upon quantitative and qualitative factors. Generally, of the total potential cash compensation for a portfolio manager, 50% or more is in the form of a bonus and is therefore at risk. The total amount available for payment of bonuses is based on the revenues associated with the products managed by the Focus Growth Team. The amount of this “bonus pool” is determined by taking a predetermined percentage of such revenues (minus appropriate expenses associated with this product and the investment management team).

Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The subjective portion of the pool is allocated to team members within the discretion of senior management.

The allocation of the remaining 50% of the pool is based upon objective factors. Performance is measured as a result of the team’s standing relative to a large-cap growth composite of a nationally recognized publicly available database, for five successive calendar years. Performance rankings are in quartiles as follows: top quartile, second quartile, third quartile, and bottom quartile. An average is taken of the five-year relative performance data to determine the multiplier to be applied in calculating the portion of the pool that will be paid out. To the extent there was less than a complete payout of the “objective” portion of the bonus pool over the previous five years, there is an opportunity to recoup these amounts if the multiplier is in excess of 100%, at the discretion of senior management.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Incentive Plan/Equity Compensation Plan—Portfolio managers may be awarded options, stock appreciation rights, restricted stock awards, restricted stock units, deferred stock units, and performance awards (collectively, “Awards”) relating to the underlying shares of common stock of Delaware Investments U.S., Inc., pursuant to the terms of the Delaware Investments U.S., Inc., 2009 Incentive Compensation Plan (the “Plan”) established on March 24, 2009. Since the establishment of the Plan, Awards are no longer granted under the Amended and Restated Delaware Investments U.S., Inc., Incentive Compensation Plan effective December 26, 2008, which was established in 2001.

The Plan was established in order to: assist Delaware Investments in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and Delaware Investments; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. Shares issued typically must be held for six months and one day, after which time the stockholder may put them back to the company, subject to any applicable holding requirements. The fair market value of the shares of Delaware Investments U.S., Inc., is normally determined as of each March 31, June 30, September 30, and December 31. The fair market value of shares of common stock underlying Awards granted on or after December 26, 2008, is determined by an independent appraiser utilizing an appraisal valuation methodology in compliance with Section 409A of the Internal Revenue Code and the regulations promulgated thereunder. The fair market value of shares of common stock underlying Awards granted prior to December 26, 2008, is determined by an independent appraiser utilizing a formula-based valuation methodology in compliance with Section 409A of the Internal Revenue Code and the regulations promulgated thereunder.

Other Compensation—Portfolio managers may also participate in benefit plans and programs available generally to all employees.

B. Wellington Management

Wellington Management is a Massachusetts private limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. The firm is owned by 107 partners, all fully active in the firm. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.

1. Other Accounts Managed

Andrew J. Shilling manages a portion of the Growth Portfolio; as of August 31, 2010, the Portfolio held assets of $215.8 million. As of August 31, 2010, Mr. Shilling also managed four other registered investment companies with total assets of $1.4 billion (advisory fees not based on account performance), seven other pooled investment vehicles with total assets of $1.6 billion (advisory fees not based on account performance), and 33 other accounts with total assets of $5.6 billion (advisory fees based on account performance for one of these accounts with total assets of $147.4 million).

2. Material Conflicts of Interest

Please refer to Wellington Management’s discussion beginning on page B-58.

3. Description of Compensation

Please refer to Wellington Management’s discussion beginning on page B-59.

C. William Blair & Company

William Blair & Company is an independently owned, full-service investment advisory firm founded in 1935. William Blair & Company is organized as a Delaware limited liability company.

1. Other Accounts Managed

John F. Jostrand co-manages a portion of the Growth Portfolio; as of December 31, 2009, the Portfolio held assets of $260 million. As of December 31, 2009, Mr. Jostrand also managed two other registered investment companies with total assets of $4.5 million and 87 other accounts with total assets of $981.7 million (none of which had advisory fees based on account performance).

James Golan co-manages a portion of the Growth Portfolio; as of August 31, 2010, the Portfolio held assets of $215.6 million. As of August 31, 2010, Mr. Golan also managed two other registered investment companies with total assets of $106.4 billion (advisory fees based on account performance for one of these accounts with total assets of $80.2 million) and 24 other accounts with total assets of $284.7 million (advisory fees not based on account performance).

Tracy McCormick co-manages a portion of the Growth Portfolio; as of August 31, 2010, the Portfolio held assets of $215.6 million. As of August 31, 2010, Ms. McCormick also managed two other registered investment companies with total assets of $106.4 billion (advisory fees based on account performance for one of these accounts with total assets of $80.2 million) and 76 other accounts with total assets of $441.9 million (advisory fees not based on account performance).

2. Material Conflicts of Interest

Because each portfolio manager manages other accounts in addition to the Growth Portfolio, conflicts of interest may arise in connection with the portfolio manager’s management of the Growth Portfolio’s investments on the one hand and the investments of such other accounts on the other hand. However, William Blair & Company has adopted policies and procedures designed to address such conflicts, including policies and procedures relating to allocation of investment opportunities and aggregation of trades.

3. Description of Compensation

The compensation of William Blair & Company portfolio managers is based on the firm’s mission: “to achieve success for its clients.” The portfolio managers are principals of William Blair & Company, and as of December 31, 2009, their compensation consisted of a fixed base salary, a share of the firm’s profits and, in some instances, a discretionary bonus. The portfolio managers’ discretionary bonus as well as any potential changes to the principals’ ownership stake is determined by the head of the William Blair & Company’s Investment Management Department, subject to the approval of the firm’s Executive Committee, and is based entirely on a qualitative assessment rather than a formula. The discretionary bonus rewards the specific accomplishments in the prior year, including short-term and long-term investment performance, quality of research ideas, and other contributions to the firm and its clients. Changes in ownership stake are based upon each portfolio manager's sustained, multi-year contribution to the long-term investment performance, and to the firm’s revenue, profitability, intellectual capital, and brand reputation. The compensation process is a subjective one that takes into account the factors described above. Portfolio managers do not receive any direct compensation based upon the performance of any individual client account and no indices are used to measure performance. In addition, there is no particular weighting or formula for evaluating the factors.

In the Investment Advisory Services section, the subsection “Duration and Termination of Investment Advisory Agreements” on page B-62 is replaced with the following:

The initial investment advisory agreements with Delaware Investments and Wellington Management for the Growth Portfolio are binding for a two-year period. At the end of that time, the agreements will become renewable for successive one-year periods, as described below.

The Portfolios’ current agreements with Baillie Gifford; Barrow, Hanley; Granahan; PRIMECAP; Schroders; Wellington Management (except for the Growth Portfolio); and William Blair & Company are renewable for successive one-year periods, only if (1) each renewal is specifically approved by a vote of the Portfolio’s board of trustees, including the affirmative votes of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or (2) each renewal is specifically approved by a vote of a majority of the Portfolio's outstanding voting securities.

An agreement is automatically terminated if assigned, and may be terminated without penalty at any time either (1) by vote of the board of trustees of the Portfolio upon sixty (60) days’ written notice to the advisor (thirty (30) days’ written notice for Barrow, Hanley; Delaware Investments; M&G; PRIMECAP; and Wellington Management (for the Balanced, Equity Income, and Growth Portfolios); William Blair & Company), (2) by a vote of a majority of the Portfolio’s outstanding voting securities upon 60 days’ written notice to the advisor (30 days’ written notice for Barrow, Hanley; Delaware Investments; M&G; PRIMECAP; Wellington Management (for the Balanced Portfolio and the Equity Income Portfolio); and William Blair & Company), or (3) by the advisor upon ninety (90) days’ written notice to the Portfolio.

Vanguard provides at-cost investment advisory services to the Equity Index, Mid-Cap Index, Money Market, REIT Index, Short-Term Investment-Grade, Total Bond Market Index, and Total Stock Market Index Portfolios, and for a portion of the assets in the Equity Income and Small Company Growth Portfolios, pursuant to the terms of the Fifth Amended and Restated Funds’ Service Agreement. This agreement will continue in full force and effect until terminated or amended by mutual agreement of the Vanguard funds and Vanguard.

In the Investment Advisory Services section, under the subsection “3. Description of Compensation” on page B-59, the following text is added to the second paragraph:

Mr. Shilling’s incentive payment relating to the Portfolio is linked to the net pre-tax performance of the portion of the Portfolio managed by the Portfolio Manager compared to the Russell 1000 Growth Index over one and three year periods, with an emphasis on three year results.

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